Annual Operating Expenses - VIPHealthCarePortfolio-Service2PRO - VIPHealthCarePortfolio-Service2PRO - VIP Health Care Portfolio - VIP Health Care Portfolio - Service Class 2	Apr. 29, 2024
Operating Expenses:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.84%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.09% for Service Class 2, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.